STOCK-BASED COMPENSATION AND EQUITY AWARDS - Summary of Restricted Stock Unit Activity (Details) (Restricted Stock Units (RSUs))	9 Months Ended
Sep. 30, 2014
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, Beginning Balance (in shares)	576,132
Granted (in shares)	188,891
Vested (in shares)	0
Forfeited (in shares)	0
Outstanding, Ending Balance (in shares)	765,023